ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 30, 2025	Olivia R. Lanagan T +1 617 951 7499 olivia.lanagan@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Eaton Vance Mutual Funds Trust: File Nos. 002-90946 and 811-04015

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Eaton Vance Mutual Funds Trust (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 370 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 373 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the Trust’s annual update to its Registration Statement and relates to Eaton Vance Diversified Currency Income Fund.

The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment in order to include updated financial information and other information.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7499 or Olivia.Lanagan@ropesgray.com.

Sincerely,

/s/ Olivia R. Lanagan
Olivia R. Lanagan, Ropes & Gray LLP

cc:	Jordan Beksha, Morgan Stanley Investment Management
Nicole Ventura, Morgan Stanley Investment Management
Sarah Clinton, Ropes & Gray LLP
Thomas R. Hiller, Ropes & Gray LLP